FORM N-Q/A
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/09
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                       Date of reporting period: 09/30/08
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 99.71% of net assets

                          Banking and finance - 9.45%
    34,500 Bancolombia, S.A                                        $    981,525
    44,420 Banco Latinoamericano de Exportaciones, S.A                  640,536
    50,000 Banco Popular, Inc.                                          414,500
     6,500 Doral Financial Corp.                                         70,980
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               52,092
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               33,879
   192,200 W Holding Co.Inc.                                            103,788

                             Communications - 19.27%
    35,600 America Movil, S.A. de C.V. Series A                          79,382
    50,891 America Movil, S.A. de C.V. Series L                         117,461
    20,000 America Movil                                                927,200
    36,819 Atlantic Tele-Network, Inc.                                1,030,932
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  60,651
   176,000 Fuego Entertainment                                            8,800
    19,000 Garmin Ltd.                                                  644,860
       871 Grupo Iusacell, S.A. de C.V. Series V                          6,228
    21,120 Grupo Radio Centro, S.A. ADR                                 222,816
    32,400 Grupo Televisa, S.A. ADR                                     708,588
    13,400 Grupo Televisa, S.A. Series CPO                               58,698
    80,304 Spanish Broadcasting System Inc.                              30,516
    15,000 Telefonos de Mexico ADR                                      386,250
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    30,109
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                   100,151
    15,000 Telmex International S.A.B. de C.V ADR                       195,000
    23,800 Telmex International Series A                                 14,296
    78,600 Telmex International Series L                                 51,506
    13,900 TV Azteca, S.A. de C.V. Series CPO                             8,691

                  Conglomerates and holdings companies - 1.48%
   250,000 Admiralty Holding Co.                                            625
     5,400 Alfa, S.A. de C.V. Series A                                   24,180
    42,595 BB Holdings Ltd.                                             161,337
    30,300 Cocleshell Ltd. Ord                                           28,894
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          5,184
    11,000 Grupo Carso, S.A. de C.V. Series A1                           41,848
     1,580 Grupo Kuo SAB de CV                                              892
        20 Grupo Pochetca S.A.B. de C.V.                                      5
     3,250 Shellshock Ltd. Ord.                                           3,592
     2,900 Vitro, S.A. Series A                                           3,210
    27,918 Vitro, S.A. ADR                                               90,175

                   Construction and related - 5.69%
    21,863 Cemex, S.A. de C.V. Series CPO                               376,481
    49,599 Cemex S.A. de C.V. ADR                                        85,318
        20 Ceramica Carabobo Class A ADR                                  4,657
    17,200 Consorcio ARA, S.A. de C.V.                                    9,549
     1,580 Dine S.A.B de C.V.                                             1,136
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.             10,370
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       3,131
    67,132 Mastec, Inc.                                                 892,184

              Consumer products and related manufacturing - 7.97%
    13,273 Grupo Casa Saba, S.A. ADR                                    378,281
    31,000 Watsco Incorporated                                        1,558,680

                      Food, beverages and tobacco - 6.59%
     1,219 Alsea, S.A. de C.V.                                              921
     3,000 Chiquita Brands International Inc.                            47,430
    19,500 Coca-Cola Femsa, S.A. de C.V. ADR                            983,970
       200 Coca-Cola Femsa, S.A. de C.V., Series L                        1,012
    18,900 Fomento Economico Mexicano, S.A. de C.V. Series UBD           71,954
    18,690 Fresh Del Monte Produce Inc.                                 414,918
       800 Gruma S.A. de C.V. Series B                                    1,638
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            47,589
     7,700 Grupo Modelo, S.A.Series B                                    32,587

                         Housing - 2.13%
     1,700 Corporacion Geo S.A. de C.V., Series B                         3,861
       100 Desarrolladora Homex, S.A. de C.V.                               739
    33,500 Lennar Corp.                                                 508,865
       400 Sare Holding, S.A. de C.V. Series B                              160
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        3,485

                         Investment companies - 5.52%
    18,110 Latin America Equity Fund                                    593,103
    26,140 The Mexico Fund                                              653,500
     4,420 Shellproof Limited                                             4,294
     9,000 Western Asset Worldwide Income Fund                           87,840
       141 Western Asset Emerging Markets Debt Fund                       1,806

                                Leisure - 10.28%
    37,500 Carnival Corp.                                             1,325,625
    33,500 Royal Caribbean Cruises Ltd.                                 695,125
    13,900 Steiner Leisure Ltd.                                         477,882

                                Medical - 1.97%
     8,386 Micromet, Inc.                                                37,150
    23,660 Orthofix International N.V.                                  440,786

                                Mining - 0.02%
     3,624 Grupo Mexico, S.A. de C.V., Series B                           3,793

                             Pulp and paper - 0.11%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               26,371

                       Railroad and landholdings - 4.36%
    16,000 Norfolk South Corp                                         1,059,360

                                 Retail - 0.86%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     8,503
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        43,923
    45,111 Wal-Mart de Mexico, S.A. de C.V. Series V                    157,248

                             Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         3,424
       100 Promotora Ambiental S.A. de C.V.                                 190

                      Trucking and marine freight - 11.51%
    61,404 Grupo TMM, S.A. ADR                                           54,650
     1,201 Seaboard Corporation                                       1,509,657
    21,000 Teekay Corporation                                           553,980
     8,361 Teekay LNG Partners LP.                                      131,268
    66,797 Trailer Bridge, Inc.                                         368,052
    23,000 Ultrapetrol Bahamas Ltd.                                     180,550

                               Utilities - 7.99%
    12,000 Caribbean Utilities Ltd. Class A                             118,200
    68,241 Consolidated Water, Inc.                                   1,161,462
       700 Cuban Electric Company                                         8,400
    41,500 Teco energy Inc.                                             652,795

                                 Other - 4.79%
    33,000 Copa Holdings                                              1,072,500
    13,000 Impellam Group                                                11,007
    55,921 Margo Caribe, Inc.                                            69,901
       300 Mexichem S.A. de C.V.                                            543
       895 Siderurgica Venezolana Sivensa ADR                             9,649
        79 Siderurgica Venezolana Sivensa Series B                          852

Total common stocks (cost $27,453,224)                             $ 24,301,682

                            Bonds and fixed income - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 0.29% of net assets                $     69,913

Net assets - 100% (applicable to 3,713,070 shares; equivalent
           to $6.56 per share) (a)                                 $ 24,371,595


(a) The cost for federal income tax purposes was $27,633,258. At September 30, 2008, net unrealized loss for all securities based on tax cost was $3,361,576. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $2,567,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,929,107. The cost of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by approximately $68,382 due to wash sale adjustments.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: February 20, 2009

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: February 20, 2009